STOCKHOLDERS' EQUITY - Summary of preferred shares (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	12,658,321	13,191,776	8,338,666
Convertible preferred stock, shares outstanding	12,658,312	9,419,740	8,338,666
Convertible preferred stock, liquidation preference	$ 171,347,526	$ 49,028,024	$ 33,345,154
Series C preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	2,182,524
Convertible preferred stock, shares outstanding	2,182,515
Convertible preferred stock, liquidation preference	$ 106,999,547
Series B-1 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	2,137,131	4,853,110
Convertible preferred stock, shares outstanding	2,137,131	1,081,074
Convertible preferred stock, liquidation preference	$ 31,002,825	$ 15,682,870
Series B preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	2,163,433	2,163,433	2,163,433
Convertible preferred stock, shares outstanding	2,163,433	2,163,433	2,163,433
Convertible preferred stock, liquidation preference	$ 25,003,011	$ 25,003,011	$ 25,003,011
Series A1 Preferred Stocks
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	1,025,646	1,025,646
Convertible preferred stock, shares outstanding	1,025,646	1,025,646
Convertible preferred stock, liquidation preference	$ 3,075,830	$ 3,075,830
Series A2 Preferred Stocks
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	750,510	750,510
Convertible preferred stock, shares outstanding	750,510	750,510
Convertible preferred stock, liquidation preference	$ 3,554,716	$ 3,554,716
Series Seed 2 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	626,994	626,994	626,994
Convertible preferred stock, shares outstanding	626,994	626,994	626,994
Convertible preferred stock, liquidation preference	$ 933,939	$ 933,939	$ 933,939
Series Seed 1 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	1,652,083	1,652,083	1,652,083
Convertible preferred stock, shares outstanding	1,652,083	1,652,083	1,652,083
Convertible preferred stock, liquidation preference	$ 752,658	$ 752,658	$ 752,658
Series FR preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, shares designated	2,120,000	2,120,000	2,120,000
Convertible preferred stock, shares outstanding	2,120,000	2,120,000	2,120,000
Convertible preferred stock, liquidation preference	$ 25,000	$ 25,000	$ 25,000